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Class A & P Prospectus | UBS International Sustainable Equity Fund
UBS International Sustainable Equity Fund

The UBS Funds

Prospectus Supplement | October 2, 2023

Includes:

•  UBS International Sustainable Equity Fund

Dear Investor,

The purpose of this supplement is to update the information in the Prospectus relating to Class A and Class P shares, dated October 28, 2022, as supplemented, for UBS International Sustainable Equity Fund (the "Fund"), a series of The UBS Funds, as follows:

Effective October 1, 2023, the Fund's primary benchmark changed from the MSCI All Country World ("ACWI") ex-US Index to the MSCI World ex-US Index.

Therefore, the information under the heading "UBS International Sustainable Equity Fund-Fund Summary" and the sub-heading "Average annual total returns" is deleted in its entirety and replaced with the following:

Average annual total returns (figures reflect sales charges) (for the periods ended December 31, 2021)
Average Annual Returns - Class A & P Prospectus - UBS International Sustainable Equity Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
CLASS A		(2.59%)	7.87%	7.45%	Jun. 30, 1997
CLASS P		3.34%	9.36%	8.33%	Aug. 31, 1993
After Taxes on Distributions | CLASS P		1.17%	8.69%	7.74%
After Taxes on Distributions and Sale of Fund Shares | CLASS P		3.61%	7.48%	6.78%
MSCI ACWI ex-US Index	[1]	7.82%	9.61%	7.28%
MSCI World ex-US Index	[1]	12.62%	9.63%	7.84%
[1]	Effective October 1, 2023, the MSCI World ex-US Index replaced the MSCI ACWI ex-US Index as the Fund's benchmark because it more closely aligns with the Fund's investment strategy.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.